Cover	Dec. 02, 2024
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Rockefeller Municipal Opportunities Fund
Entity Central Index Key	0002033164